Statement of Cash Flows - (Un-Audited) (Un-Audited, USD $)	9 Months Ended		58 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013
Net Income (Loss)	$ (905,026)	$ (854,789)	$ (4,257,967)
Depreciation	24,974	20,067	67,897
Investor Relation fees issued by shares			180,000
Share-based Compensation		244,420	1,423,220
Employee Benefits and Share-based Compensation			48,000
Increase (Decrease) in Inventories		(1,000)
Security Deposits	(14,000)		(14,000)
Increase (Decrease) in Accounts Payable		1,396	7,487
Net Cash Provided by (Used in) Operating Activities	(880,052)	(589,906)	(2,545,363)
Payments to Acquire Property, Plant, and Equipment		(61,635)	(110,489)
Payments to Acquire Intangible Assets	(430,000)	(1,475,000)	(430,000)
Net Cash Provided by (Used in) Investing Activities	(430,000)	(1,536,635)	(540,489)
Payments for (Proceeds from) Deposit on Loan	461,500		561,522
Proceeds from (Repayments of) Related Party Debt			10,000
Proceeds from (Repayments of) Notes Payable	(150,000)		(250,022)
Proceeds from Issuance of Common Stock	1,002,320	628,099	2,815,075
Proceeds from Other Equity		138,090
Net Cash Provided by (Used in) Financing Activities	1,313,820	766,189	3,136,575
Cash and Cash Equivalents, Period Increase (Decrease)	3,768	(1,360,352)	50,723
Cash and Cash Equivalents, at Carrying Value	46,955	74,559
Cash and Cash Equivalents, at Carrying Value	$ 50,723	$ (1,285,793)	$ 50,723